Schedule of Investments - Virtus Private Credit Strategy ETF

January 31, 2020 (unaudited)

Security Description	Shares	Value

COMMON STOCKS - 62.8%
Financials - 62.8%
Apollo Investment Corp.(1)	297,085	$5,130,658
Ares Capital Corp.	203,002	3,820,498
Bain Capital Specialty Finance, Inc.	69,372	1,373,566
Barings BDC, Inc.(1)	665,311	6,852,703
BlackRock Capital Investment Corp.	1,348,799	6,717,019
BlackRock TCP Capital Corp.	328,682	4,680,432
Capital Southwest Corp.	165,226	3,471,398
Capitala Finance Corp.	260,722	2,265,674
Fidus Investment Corp.	305,734	4,512,634
FS KKR Capital Corp.	1,050,659	6,503,579
Garrison Capital, Inc.(1)	398,056	2,507,753
Gladstone Capital Corp.(1)	348,277	3,514,115
Gladstone Investment Corp.(1)	210,593	2,769,298
Goldman Sachs BDC, Inc.	197,352	4,152,286
Golub Capital BDC, Inc.	199,295	3,669,021
Hercules Capital, Inc.(1)	286,494	4,128,378
Horizon Technology Finance Corp.(1)	176,694	2,247,548
Investcorp Credit Management BDC, Inc.	319,331	2,292,797
Main Street Capital Corp.(1)	71,135	3,063,784
Medley Capital Corp.(1)	1,125,599	2,420,038
Monroe Capital Corp.	201,056	2,193,521
New Mountain Finance Corp.	339,095	4,764,285
Oaktree Specialty Lending Corp.	622,060	3,483,536
Oaktree Strategic Income Corp.	274,847	2,253,745
OFS Capital Corp.(1)	186,934	2,136,656
Oxford Square Capital Corp.(1)	428,769	2,551,175
PennantPark Floating Rate Capital Ltd.	365,926	4,431,364
PennantPark Investment Corp.(1)	975,280	6,378,331
Portman Ridge Finance Corp.	1,043,026	2,388,529
Prospect Capital Corp.(1)	872,722	5,681,420
Saratoga Investment Corp.(1)	88,794	2,358,369
Solar Capital Ltd.	174,403	3,583,982
Solar Senior Capital Ltd.(1)	207,059	3,660,803
Stellus Capital Investment Corp.(1)	306,439	4,366,756
TCG BDC, Inc.	346,864	4,804,066
THL Credit, Inc.	330,798	2,146,879
TPG Specialty Lending, Inc.(1)	166,988	3,603,601
TriplePoint Venture Growth BDC Corp.(1)	297,965	4,073,182
WhiteHorse Finance, Inc.	328,508	4,562,976
Total Financials		145,516,355
Total Common Stocks
(Cost $147,704,501)		145,516,355
CLOSED END FUNDS - 34.6%
Barings Corporate Investors	191,528	3,177,450
BlackRock Debt Strategies Fund, Inc.(1)	318,442	3,617,501
BlackRock Floating Rate Income Trust	224,536	2,943,667
BlackRock Limited Duration Income Trust(1)	188,874	3,093,756
Blackstone / GSO Long-Short Credit Income Fund(1)	267,787	4,276,558
Blackstone / GSO Senior Floating Rate Term Fund(1)	210,765	3,418,608
Blackstone / GSO Strategic Credit Fund(1)	302,913	4,440,705
BNY Mellon Alcentra Global Credit Income 2024 Target Term Fund, Inc.(1)	249,075	2,391,120
Eaton Vance Floating-Rate Income Trust	226,473	3,166,093
Eaton Vance Senior Floating-Rate Trust(1)	251,013	3,436,368
Eaton Vance Senior Income Trust	445,714	2,901,598

Security Description	Shares	Value

CLOSED END FUNDS (continued)
First Trust Senior Floating Rate 2022 Target Term Fund	234,777	$2,169,339
First Trust Senior Floating Rate Income Fund II(1)	243,072	3,060,277
Invesco Dynamic Credit Opportunities Fund	311,029	3,548,841
Invesco Senior Income Trust	679,255	2,900,419
KKR Income Opportunities Fund(1)	300,262	4,720,119
Nuveen Credit Strategies Income Fund	650,658	4,892,948
Nuveen Floating Rate Income Fund	384,642	3,923,348
Nuveen Floating Rate Income Opportunity Fund	392,763	3,904,064
Nuveen Senior Income Fund(1)	643,067	3,832,679
Nuveen Short Duration Credit Opportunities Fund(1)	270,607	4,118,639
Pioneer Floating Rate Trust	301,854	3,299,264
Voya Prime Rate Trust(1)	586,231	3,007,365
Total Closed End Funds
(Cost $78,443,249)		80,240,726
SECURITIES LENDING COLLATERAL - 6.6%
Money Market Fund - 6.6%
Dreyfus Government Cash Management Fund, Institutional Shares, 1.49%(2)(3)
(Cost $15,283,759)	15,283,759	15,283,759
TOTAL INVESTMENTS - 104.0%
(Cost $241,431,509)		241,040,840
Liabilities in Excess of Other Assets - (4.0)%		(9,182,857)
Net Assets - 100.0%		$231,857,983

(1)	All or a portion of the security was on loan. The aggregate market value of securities on loan was $19,394,206; total market value of collateral held by the Fund was $20,108,969. Market value of the collateral held includes non-cash U.S. Treasury securities having a value of $4,825,210.
(2)	Represents securities purchased with cash collateral received for securities on loan.
(3)	The rate shown reflects the seven-day yield as of January 31, 2020.

Schedule of Investments - Virtus Private Credit Strategy ETF (continued)

January 31, 2020 (unaudited)

Fair Value Measurements

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data. Level 3 includes unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of January 31, 2020.

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Common Stocks	$145,516,355	$—	$—	$145,516,355
Closed End Funds	80,240,726	—	—	80,240,726
Money Market Fund	15,283,759	—	—	15,283,759
Total	$241,040,840	$—	$—	$241,040,840